Borrowings (Details 4) $ in Millions				3 Months Ended
	Nov. 04, 2015 USD ($)	Nov. 01, 2015 USD ($)	Sep. 30, 2015 USD ($) item	Oct. 31, 2015 USD ($)	Oct. 31, 2014
Extinguishment of Debt Disclosures [Abstract]
Interest rate (as a percent)					34.00%
Early Debt Redemption
Extinguishment of Debt Disclosures [Abstract]
Early debt redeemed and repaid		$ 3,000
Debt Instrument, Term		5 years
The Tender Offers
Extinguishment of Debt Disclosures [Abstract]
Number of separate offers | item			2
The Tender Offers | Early Debt Redemption
Extinguishment of Debt Disclosures [Abstract]
Early debt redeemed and repaid				$ 6,600
Loss from early extinguishment				$ 167
The Tender Offers | Maximum
Extinguishment of Debt Disclosures [Abstract]
Debt securities repurchase authorized amount			$ 8,850
2.20% Notes due Dec. 2015
Extinguishment of Debt Disclosures [Abstract]
Interest rate (as a percent)			2.20%
2.65% Notes due June 2016
Extinguishment of Debt Disclosures [Abstract]
Interest rate (as a percent)			2.65%
3.00% Notes due Sept. 2016
Extinguishment of Debt Disclosures [Abstract]
Interest rate (as a percent)			3.00%
3.30% Notes due Dec. 2016
Extinguishment of Debt Disclosures [Abstract]
Interest rate (as a percent)			3.30%
5.40% Notes due March 2017
Extinguishment of Debt Disclosures [Abstract]
Interest rate (as a percent)			5.40%
2.60% Notes due Sept. 2017
Extinguishment of Debt Disclosures [Abstract]
Interest rate (as a percent)			2.60%
5.50% Notes due March 2018
Extinguishment of Debt Disclosures [Abstract]
Interest rate (as a percent)			5.50%
2.75% Notes due Jan. 2019
Extinguishment of Debt Disclosures [Abstract]
Interest rate (as a percent)			2.75%
3.75% Notes due Dec. 2020
Extinguishment of Debt Disclosures [Abstract]
Interest rate (as a percent)			3.75%
4.30% Notes due June 2021
Extinguishment of Debt Disclosures [Abstract]
Interest rate (as a percent)			4.30%
4.375% Notes due Sept. 2021
Extinguishment of Debt Disclosures [Abstract]
Interest rate (as a percent)			4.375%
4.650% Notes due Dec. 2021
Extinguishment of Debt Disclosures [Abstract]
Interest rate (as a percent)			4.65%
4.050% Notes due Sept. 2022
Extinguishment of Debt Disclosures [Abstract]
Interest rate (as a percent)			4.05%
6.00% Notes due Sept. 2041
Extinguishment of Debt Disclosures [Abstract]
Interest rate (as a percent)			6.00%
U.S. Dollar Global Notes | Debt obligations subject to maximum repurchase amount
Extinguishment of Debt Disclosures [Abstract]
Debt securities repurchase authorized amount			$ 2,300
U.S. Dollar Global Notes | The Tender Offers
Extinguishment of Debt Disclosures [Abstract]
Early debt redeemed and repaid	$ 2,100